Prepayments, Deposits and Other Current Assets (Details)			12 Months Ended
	Oct. 29, 2024 USD ($)	Oct. 29, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2022
Prepayments, Deposits and Other Current Assets [Line Items]
Contract period, description			Prepaid marketing fees are amortized during the contract periods which are within 1 year.
Equity transfer received amount				$ 841,893	¥ 6,000,000
Expected credit losses			$ 1,342,454
Ownership in Zhongrun [Member]
Prepayments, Deposits and Other Current Assets [Line Items]
Total consideration value	$ 151,285	¥ 1,087,500
Fuzhou Fumao [Member]
Prepayments, Deposits and Other Current Assets [Line Items]
Ownership percentage						20.00%
Zhongrun [Member]
Prepayments, Deposits and Other Current Assets [Line Items]
Ownership percentage	75.00%	75.00%